SHARE-BASED COMPENSATION (Details 1)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options | shares	958,782
Weighted Average Exercise Price | $ / shares	$ 22.88
Remaining Contractual Life in Years	6 years 9 months 14 days
Number of Exercisable Options | shares	581,233
Weighted Average Exercise Price | $ / shares	$ 20.21
Range 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options | shares	226,098
Weighted Average Exercise Price | $ / shares	$ 12.96
Remaining Contractual Life in Years	3 years 10 months 6 days
Number of Exercisable Options | shares	226,098
Weighted Average Exercise Price | $ / shares	$ 12.96
Range 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options | shares	65,873
Weighted Average Exercise Price | $ / shares	$ 15.40
Remaining Contractual Life in Years	4 years 7 months 24 days
Number of Exercisable Options | shares	65,873
Weighted Average Exercise Price | $ / shares	$ 15.40
Range 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options | shares	108,343
Weighted Average Exercise Price | $ / shares	$ 19.37
Remaining Contractual Life in Years	6 years 3 months 25 days
Number of Exercisable Options | shares	99,314
Weighted Average Exercise Price | $ / shares	$ 19.37
Range 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options | shares	175,542
Weighted Average Exercise Price | $ / shares	$ 22.86
Remaining Contractual Life in Years	9 years 1 month 17 days
Number of Exercisable Options | shares
Weighted Average Exercise Price | $ / shares
Range 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options | shares	66,469
Weighted Average Exercise Price | $ / shares	$ 29.85
Remaining Contractual Life in Years	7 years 4 months 6 days
Number of Exercisable Options | shares	43,283
Weighted Average Exercise Price | $ / shares	$ 29.85
Range 6 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options | shares	316,457
Weighted Average Exercise Price | $ / shares	$ 31.26
Remaining Contractual Life in Years	8 years 1 month 2 days
Number of Exercisable Options | shares	146,665
Weighted Average Exercise Price | $ / shares	$ 31.26